Reconciliations for Level 3 Japanese Pension Plan Assets (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified														12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Equity securities	Mar. 31, 2012 Equity securities	Mar. 31, 2013 Corporate bonds	Mar. 31, 2012 Corporate bonds	Mar. 31, 2013 Government, agency and local bonds	Mar. 31, 2012 Government, agency and local bonds	Mar. 31, 2013 Hedge funds	Mar. 31, 2012 Hedge funds	Mar. 31, 2013 Commingled and other mutual funds	Mar. 31, 2012 Commingled and other mutual funds	Mar. 31, 2013 Level 3	Mar. 31, 2012 Level 3	Mar. 31, 2013 Level 3 Equity securities	Mar. 31, 2012 Level 3 Equity securities	Mar. 31, 2013 Level 3 Corporate bonds	Mar. 31, 2012 Level 3 Corporate bonds	Mar. 31, 2013 Level 3 Government, agency and local bonds	Mar. 31, 2012 Level 3 Government, agency and local bonds	Mar. 31, 2013 Level 3 Hedge funds	Mar. 31, 2012 Level 3 Hedge funds	Mar. 31, 2013 Level 3 Commingled and other mutual funds	Mar. 31, 2012 Level 3 Commingled and other mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 918,518	¥ 801,701	¥ 748,345	¥ 313,027	¥ 231,537	¥ 9,815	¥ 6,774	¥ 311,577	¥ 271,969	¥ 85,391	¥ 63,271	¥ 138,865	¥ 177,130	¥ 63,551	¥ 57,432	¥ 180	¥ 260		¥ 1,022	¥ 100		¥ 63,271	¥ 55,464		¥ 686
Actual return on plan assets:
Relating to assets still held at the reporting date														10,519	1,336		(13)			22	(1)	10,484	1,350	13
Relating to assets sold during the period														865	(591)	60	10		(2)	1		804	(596)		(3)
Purchases, sales and settlements, net														11,850	5,399	(240)	(77)	18	(995)	40	101	10,832	7,053	1,200	(683)
Transfers in and/or out of Level 3															(25)				(25)
Fair value of plan assets at end of year	¥ 918,518	¥ 801,701	¥ 748,345	¥ 313,027	¥ 231,537	¥ 9,815	¥ 6,774	¥ 311,577	¥ 271,969	¥ 85,391	¥ 63,271	¥ 138,865	¥ 177,130	¥ 86,785	¥ 63,551		¥ 180	¥ 18		¥ 163	¥ 100	¥ 85,391	¥ 63,271	¥ 1,213